Intangible Asset	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset

On January 22, 2014, the Company entered into an Exclusive License and Distribution Agreement (the “License Agreement”) with ME Resources Corp (“MEC”), a Canadian publicly listed company. The President of the Company is related to a director of MEC. Under the License Agreement, MEC appointed the Company as its exclusive distributor of Wellhead Micro-Refinery Units (“MRUs”) for the initial state of Texas. The License Agreement is for 5 years from the date of execution, but can be extended for two successive periods of an additional 5 years each.

Pursuant to the License Agreement, the Company agreed to pay consideration of $400,000, payable in two instalments. $100,000 is to be paid within 30 days (paid) and the balance of $300,000 is to be paid within 90 days ($200,000 paid). At July 31, 2014, the Company recorded the costs of acquiring the license as an intangible asset, and the remaining balance of $100,000 has not been paid and is included in accounts payable and accrued liabilities. Subsequent to the quarter, the Company paid $79,000 of its remaining cash obligation.

On January 22, 2014, the Company entered into an Exclusive License and Distribution Agreement (the “License Agreement”) with ME Resources Corp (“MEC”), a Canadian publicly listed company. The President of the Company is related to a director of MEC. Under the License Agreement, MEC appointed the Company as its exclusive distributor of Wellhead Micro-Refinery Units (“MRUs”) for the initial state of Texas. The License Agreement is for 5 years from the date of execution, but can be extended for two successive periods of an additional 5 years each.

Pursuant to the License Agreement, the Company agreed to pay consideration of $400,000, payable in two installments. $100,000 is to be paid within 30 days (paid) and the balance of $300,000 is to be paid within 90 days. The Company recorded the costs of acquiring the license as an intangible asset. As of April 30, 2014, a balance of $300,000 had been recorded as a payable. The company paid $200,000 subsequent to April 30, 2014.